Fund Investment Overview - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Schedule Of Investments [Abstract]
Deposits With Broker	$ 70,069,544	$ 92,560,006
Percentage of holdings of cash with Commodity Broker	100.00%	100.00%
Cash and United States Treasury Obligations deposited as margin in support of the Fund's long futures positions	$ 810,810	$ 1,290,300
Percentage of holdings considered restricted	1.20%	1.39%